Note 23 - Related Party (Details Textual) $ / shares in Units, € in Thousands																1 Months Ended			3 Months Ended		12 Months Ended	15 Months Ended	24 Months Ended
	Mar. 03, 2026 USD ($) shares	Sep. 30, 2025 $ / shares shares	Sep. 05, 2025	May 20, 2025 USD ($) shares	Apr. 24, 2025 shares	Apr. 21, 2025 USD ($) shares	Apr. 14, 2025 USD ($) shares	Mar. 21, 2025 shares	Feb. 18, 2025 shares	Jan. 01, 2025 USD ($)	Dec. 11, 2024	Oct. 11, 2024	Mar. 19, 2024 USD ($) $ / shares shares	Jan. 03, 2024 USD ($) shares	May 15, 2021 USD ($)	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 EUR (€) shares	Jul. 31, 2023 USD ($)	Dec. 31, 2025 shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 30, 2025 shares	Dec. 29, 2025 shares	Apr. 25, 2025 shares	Dec. 31, 2024 shares	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)
Stock Issued During Period, Value, New Issues | $																				$ 60,000	$ 60,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)							484,100
Stock Issued During Period, Value, Restricted Stock Award, Gross | $							$ 3,872,800
Common Stock, Shares Authorized (in shares)					300,000,000														2,000,000,000		2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	600,000,000	600,000,000	300,000,000
Consulting Agreement, Initial Term (Year)											3 years
Professional Consulting Agreement [Member]
Consulting Monthly Fee | $															$ 16,000
Consulting Agreement, Initial Term (Year)															5 years
Increase in Professional Fees Per Month | $										$ 10,000
Twenty Twenty Three Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Voting Rights, Percentage								91.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)		11,200						11,200											11,200		11,200	11,200	11,200
Share Based Compensation Arrangement By Share Based Payment Award, Number of Shares Available for Grant, Percentage of Shares Outstanding								15.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			200									25
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Voting Rights, Percentage								91.00%
Voting Shares, Percentage																								99.90%		87.00%
Clo [Member]
Stock Issued During Period, Shares, New Issues (in shares)							25,000
Nicholas Parker [Member]
Debt Instrument, Face Amount | $	$ 50,000
Director [Member] | Consulting Agreement [Member]
Consulting Monthly Fee | $																		$ 11,000
Consulting Agreement, Initial Term (Year)																		5 years
Increase in Professional Fees Per Month | $																		$ 8,090
Restricted Common Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)						305,000
Stock Issued During Period, Value, Restricted Stock Award, Gross | $						$ 2,440,000
Restricted Common Stock [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)						75,000
Restricted Common Stock [Member] | Clo [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)						25,000
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)								9,999	1
Preferred Stock, Votes Per Share																			10,000		10,000	10,000	10,000
Preferred Stock, Shares Designated, Increase (in shares)					50,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues (in shares)					50,000			10,000
Preferred Stock, Shares Designated (in shares)								10,000
Preferred Stock, Votes Per Share								10,000
Conversion of Notes into Series C Convertible Preferred Stock [Member]
Debt Conversion, Original Debt, Amount | $																					$ 3,950,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)																					3,150
Conversion of Notes into Series C Convertible Preferred Stock [Member] | Nicholas Parker [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)	125
Debt Conversion, Converted Instrument, Amount | $	$ 62,500
Alternus Energy Group Plc [Member]
Shareholder Ownership, Percentage																			14.69%	14.70%	14.69%		14.69%				48.00%
Convertible Notes Payable																												$ 938,000	€ 850
Debt Instrument, Interest Rate, Stated Percentage																												10.00%	10.00%
Stock Issued During Period, Shares, New Issues (in shares)				40,000																3,239	201,600
Stock Issued During Period, Value, New Issues | $				$ 224,000																$ 400,000	$ 1,400,000
Alternus Energy Group Plc [Member] | Restricted Common Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)						55,000
Alternus Energy Group Plc [Member] | Conversion of Promissory Note into Common Stock [Member]
Debt Conversion, Original Debt, Amount | $														$ 1,000,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)														264
Nordic Esg [Member]
Shareholder Ownership, Percentage																10.00%			1.00%		1.00%		1.00%				6.50%
Stock Issued During Period, Shares, New Issues (in shares)																310,600	310,600
Stock Issued During Period, Value, New Issues																$ 9,700,000	€ 8,000
Shares Issued, Price Per Share (in dollars per share) | $ / shares																$ 30.75
Clean Earth Acquisitions Sponsor [Member]
Shareholder Ownership, Percentage																			1.00%		1.00%		1.00%				5.00%
Debt, Current | $													$ 1,400,000
Clean Earth Acquisitions Sponsor [Member] | Restricted Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)													45
Shares Issued, Price Per Share (in dollars per share) | $ / shares													$ 2,350
Hover [Member]
Shareholder Ownership, Percentage		4.30%
Investment Owned, Balance, Shares (in shares)		21,150																	21,150		21,150		21,150
Hover [Member] | EverOn Energy LLC [Member]
Shareholder Ownership, Percentage																			4.10%		4.10%		4.10%
Stock Issued During Period, Shares, New Issues (in shares)																			1,150
Ownership Sold Percentage (in dollars per share) | $ / shares		$ 49
Hover [Member] | EverOn Energy LLC [Member] | Approximate [Member]
Stock Issued During Period, Shares, New Issues (in shares)		20,000
Four Current Independent Directors [Member] | Restricted Common Stock [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)						15,000
Minimum [Member]
Related Party Transaction, Amounts of Transaction | $																						$ 120,000	$ 120,000
Minimum [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio								2
Maximum [Member] | Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio								500